Share capital (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital
Schedule of share capital

	December 31, 2024	December 31, 2023
Number of authorized shares	5,000,000	5,000,000
Value per share	$0.01	$0.01
Number of shares issued	5,000,000	5,000,000
Common shares	$50,000	$50,000